Warrant liabilities	12 Months Ended
Jun. 30, 2025
Warrant Liabilities
Warrant liabilities

31. Warrant liabilities:

The movement in warrant liabilities during the year was as follows:

	June 30, 2025			June 30, 2024
	Number of warrants	Weighted average exercise price per warrant	Weighted Average Remaining Life (years)	Number of warrants	Weighted average exercise price per warrant	Weighted Average Remaining Life (years)
Outstanding, beginning of the year	-	$-	-	-	$-	-
Granted	2,394,367	6.37	-	-	-	-
Exercised	-	-	-	-	-	-
Outstanding, end of the year	2,394,367	$6.37		-	$-
Weighted average remaining Life (years)	-	-	4.73	-	-	-

On March 24, 2025, the Company completed a registered direct offering of 2,394,367 units each consisting of a common share at a subscription price of $5.08 per share (US$3.55), and a warrant with exercise price of $6.37 per warrant (US$4.45).

The proceeds from the offering were allocated between the common shares and the warrants based on their respective fair values at the date of issuance. The fair value of the warrants was determined on the issuance date using the Black-Scholes option pricing model and was estimated at $4,975. The residual amount of the transaction price, after allocating the warrant component, was attributed to the common shares and amounted to $7,195. The warrants are classified as financial liabilities and are remeasured at fair value at each reporting period, with changes recognized in profit or loss in accordance with IFRS 9, Financial Instruments. During the year ended June 30, 2025, the Company recognized a fair value gain of $3,575, which is included in the consolidated statements of comprehensive income (loss).

The following table summarizes the liability warrants granted during the year ended June 30, 2025 and the respective assumptions.

Grant date	March 24, 2025
Number granted	2,394,367
Classification	Liability warrants
Valuation method	Black-Scholes model
Granted value	$2.08
Expected life	5 years
Risk free interest rate	4.07%
Volatility	27.97%
Dividend yield	-

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024